Fair Value Measurements (Details)	8 Months Ended
Sep. 30, 2020 USD ($)
Debt Securities, Held-to-maturity [Abstract]
Assets held in trust account	$ 968
Cash withdrawn interest income from trust account	0
US Treasury Securities [Member]
Debt Securities, Held-to-maturity [Abstract]
Assets held in trust, investments	$ 414,221,183
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Maturity, Date	Nov. 27, 2020
Amortized Cost	$ 414,221,183
Gross Holding Gain	41,669
US Treasury Securities [Member] | Level 1 [Member]
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Fair Value	$ 414,262,851